Financial Assets at Fair Value (Tables)	12 Months Ended
Dec. 31, 2023
Categories of financial assets [abstract]
Schedule of Financial Assets at Fair Value Through Comprehensive Income	Financial assets at FVOCI consist of investments in the following:

	December 31,
(In thousands)	2022	2023
Non-current assets
U.S. Treasury bills	$1,686	$—
Listed bonds	7,754	—
	9,440	—
Current assets
U.S. Treasury bills	38,983	1,750
Government agency bond	1,201	3,953
Listed bonds	7,571	—
Unlisted debt securities[i]	25,652	6,943
	$73,407	$12,646

(i)Unlisted debt securities comprise of investments in commercial paper of financial institutions.

	Year Ended December 31,
	2022	2023
(In thousands)
Interest income recognized in profit and loss related to debt investments	$1,352	$2,030
(Losses)/gains recognized in other comprehensive income related to debt investments	$(365)	$354

Summary of Changes in Financial Instruments of Short-term and Long-term Investments	The following amounts table presents changes in Level 1 and 2 instruments of short-term and long-term investments for debt investments at FVOCI:

	Year Ended December 31,
(In thousands)	2022	2023
Financial assets at fair value through other comprehensive income
Opening balance	$—	$82,847
Additions	109,608	31,028
Settlements (including coupon interest received)	(27,748)	(103,613)
Accrued interest	482	327
Discount accreted	870	1,703
Change in fair value debited to other comprehensive income[i]	(365)	354
Exchange difference		—
Closing balance	$82,847	$12,646
(i).    Includes unrealized gains / (losses) recognized in other comprehensive income attributable to balances held at the end of the reporting period.

Summary of Financial Assets at Fair Value Through Profit or Loss	The following table presents the changes in Level 3 instruments of short-term investments in wealth management products:

	Year Ended December 31,
(In thousands)	2022	2023
Financial assets at fair value through profit or loss
Opening balance	$—	$—
Additions	6,456	1,573
Settlements	(6,478)	(1,578)
Fair value gains recognized in profit or loss (Note 9)	22	5
Closing balance	$—	$—
The following table presents the changes in Level 1 instruments of money market funds included in cash equivalents for the year ended December 31, 2023.

	Year Ended December 31,
(In thousands)	2022	2023
Financial assets at fair value through profit or loss
Opening balance	$—	$18,368
Additions	97,526	103,613
Settlements (including coupon interest received, net of fees)	(79,406)	(46,167)
Investment income credited to profit or loss	248	2,503
Closing balance	$18,368	$78,317